1. GENERAL INFORMATION (Details 2)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CST - Companhia Santomense de Telecomunicacoes, S.A.R.L. [member]
GeneralInformationLineItems [Line Items]
Company	CST – Companhia Santomense de Telecomunicações, S.A.R.L.
Core business	Operation of fixed and mobile telecommunication public services in Sao Tomé and Principe
Home country	Sao Tomé
CST - Companhia Santomense de Telecomunicacoes, S.A.R.L. [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership interest in associate	51.00%	51.00%
Caliteia RJ Infraestrutura e Redes de Telecomunicacoes S A [member]
GeneralInformationLineItems [Line Items]
Company	Calitéia RJ Infraestrutura e Redes de Telecomunicações S.A.
Core business	Infrastructure maintenance and leasing services
Home country	Brazil
Caliteia RJ Infraestrutura e Redes de Telecomunicacoes S A [member] | Direct subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership interest in associate	0.01%
Caliteia RJ Infraestrutura e Redes de Telecomunicacoes S A [member] | Indirect subsidary [member]
GeneralInformationLineItems [Line Items]
Proportion of ownership interest in associate	99.99%